Investment in Flowers Foods, Inc. Common Stock Fund - Schedule of Plan Held Investments in The Company (Detail) - EBP 004 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Number of common shares held	1,678,914	1,609,840
Common shares as a percentage of the Plan's total investments at fair value	1.98%	3.90%
Common shares as a percentage of Flowers Foods, Inc.	0.81%	0.77%
Short term investment fund	$ 136,964	$ 260,541
Common Stock Fund [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Number of common shares held	1,704,903	1,621,384
EBP, Employer, Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Number of common shares held	1,704,903	1,621,384
Fair value of common shares held (at $10.88 and $20.66 per common share, respectively)	$ 18,549,345	$ 33,497,793